SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		12 Months Ended					48 Months Ended
	Oct. 20, 2015	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2020	Feb. 14, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares reserved for further issuance	10.00%
Grant period	10 years
Exercise period	10 years
Options granted		0	0	0	0	0
Options granted, weighted average exercise price per share		$ 0					$ 12
Options forfeited		0	1,190,000	1,190,000	1,190,000	1,190,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		0	80,000	80,000	80,000	80,000
Consideration for option agreements terminated								$ 0
Options outstanding		0	0	0	0	0	0		1,270,000
Share-based Compensation
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value on date of grant	100.00%
Shareholders Voting Power Exceeds Ten Percent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	5 years
Shareholders Voting Power Exceeds Ten Percent [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value on date of grant	110.00%